Loans, Impaired Loans and Allowance for Credit Losses -Summary of Carrying Value of Exposures by Risk Rating (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	$ 642,612	$ 610,902
Allowance for credit losses	5,626	7,639
Carrying value of loans net of ACL	636,986	603,263
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	319,678	284,684
Allowance for credit losses	802	884
Carrying value of loans net of ACL	318,876	283,800
Residential mortgages [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	192,773	169,125
Residential mortgages [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	71,074	63,483
Residential mortgages [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	12,860	12,985
Residential mortgages [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,188	4,632
Residential mortgages [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	659	609
Residential mortgages [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	37,793	32,360
Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,331	1,490
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	91,540	93,758
Allowance for credit losses	2,341	3,155
Carrying value of loans net of ACL	89,199	90,603
Loans to consumers [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	30,253	30,056
Loans to consumers [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	26,293	27,301
Loans to consumers [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	9,417	9,398
Loans to consumers [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	7,993	8,773
Loans to consumers [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,239	1,685
Loans to consumers [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	15,512	15,513
Loans to consumers [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	833	1,032
Undrawn loan commitments retail [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments net of ACL	128,522	126,581
Undrawn loan commitments retail [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	88,322	85,248
Undrawn loan commitments retail [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	17,892	16,814
Undrawn loan commitments retail [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	6,894	5,862
Undrawn loan commitments retail [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	3,848	2,906
Undrawn loan commitments retail [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	236	137
Undrawn loan commitments retail [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	11,330	15,614
Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	552,190	519,820
Allowance for credit losses	4,354	5,925
Carrying value of loans net of ACL	547,836	513,895
Total Retail Loans [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	312,941	285,767
Total Retail Loans [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	117,682	109,753
Total Retail Loans [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	32,003	31,054
Total Retail Loans [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	18,491	20,339
Total Retail Loans [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,664	3,315
Total Retail Loans [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	66,245	67,070
Total Retail Loans [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,164	2,522
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	218,944	217,663
Allowance for credit losses	1,272	1,714
Carrying value of loans net of ACL	217,672	215,949
Business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,162	2,099
Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,292	2,531
Business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	111,678	107,047
Business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	99,515	102,838
Business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,297	3,148
Undrawn loan commitments business and government [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	263,546	253,678
Allowance for credit losses	65	101
Carrying value of undrawn loan commitments net of ACL	263,481	253,577
Undrawn loan commitments business and government [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	4,155	4,011
Undrawn loan commitments business and government [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	102	161
Undrawn loan commitments business and government [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	187,322	183,860
Undrawn loan commitments business and government [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	69,795	63,936
Undrawn loan commitments business and government [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	2,172	1,710
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	12,450	14,797
Allowance for credit losses	1,211	1,886
Carrying value of loans net of ACL	11,239	12,911
Credit Card [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,593	1,338
Credit Card [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,423	2,155
Credit Card [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,832	2,809
Credit Card [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,462	4,028
Credit Card [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	530	884
Credit Card [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,610	3,583
Total Non Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	482,490	471,341
Allowance for credit losses	1,337	1,815
Carrying value of loans net of ACL	481,153	469,526
Total Non Retail Loans [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	6,317	6,110
Total Non Retail Loans [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,394	2,692
Total Non Retail Loans [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	299,000	290,907
Total Non Retail Loans [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	169,310	166,774
Total Non Retail Loans [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	5,469	4,858
Stage one exposure [Member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	300,681	270,132
Allowance for credit losses	152	190
Carrying value of loans net of ACL	300,529	269,942
Stage one exposure [Member] | Residential mortgages [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	187,163	167,233
Stage one exposure [Member] | Residential mortgages [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	69,306	61,988
Stage one exposure [Member] | Residential mortgages [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	9,170	10,914
Stage one exposure [Member] | Residential mortgages [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	904	1,197
Stage one exposure [Member] | Residential mortgages [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	16	13
Stage one exposure [Member] | Residential mortgages [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	34,122	28,787
Stage one exposure [Member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	84,021	81,440
Allowance for credit losses	644	864
Carrying value of loans net of ACL	83,377	80,576
Stage one exposure [Member] | Loans to consumers [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	30,085	29,557
Stage one exposure [Member] | Loans to consumers [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	25,719	25,508
Stage one exposure [Member] | Loans to consumers [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	8,290	6,619
Stage one exposure [Member] | Loans to consumers [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	5,686	5,809
Stage one exposure [Member] | Loans to consumers [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	82	318
Stage one exposure [Member] | Loans to consumers [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	14,159	13,629
Stage one exposure [Member] | Undrawn loan commitments retail [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments net of ACL	125,299	121,073
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	88,308	85,242
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	17,880	16,775
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	6,858	5,739
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	3,103	2,201
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	24	3
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	9,126	11,113
Stage one exposure [Member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	519,888	483,034
Allowance for credit losses	1,148	1,555
Carrying value of loans net of ACL	518,740	481,479
Stage one exposure [Member] | Total Retail Loans [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	307,073	283,350
Stage one exposure [Member] | Total Retail Loans [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	115,193	106,242
Stage one exposure [Member] | Total Retail Loans [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	26,984	25,688
Stage one exposure [Member] | Total Retail Loans [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	11,930	11,436
Stage one exposure [Member] | Total Retail Loans [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	143	375
Stage one exposure [Member] | Total Retail Loans [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	58,565	55,943
Stage one exposure [Member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	204,913	201,865
Allowance for credit losses	186	409
Carrying value of loans net of ACL	204,727	201,456
Stage one exposure [Member] | Business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,151	2,063
Stage one exposure [Member] | Business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	110,786	105,757
Stage one exposure [Member] | Business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	91,945	93,998
Stage one exposure [Member] | Business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	31	47
Stage one exposure [Member] | Undrawn loan commitments business and government [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	256,232	245,888
Allowance for credit losses	26	69
Carrying value of undrawn loan commitments net of ACL	256,206	245,819
Stage one exposure [Member] | Undrawn loan commitments business and government [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	4,155	3,702
Stage one exposure [Member] | Undrawn loan commitments business and government [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	186,056	182,580
Stage one exposure [Member] | Undrawn loan commitments business and government [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	66,009	59,600
Stage one exposure [Member] | Undrawn loan commitments business and government [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	12	6
Stage one exposure [Member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	9,887	10,389
Allowance for credit losses	352	501
Carrying value of loans net of ACL	9,535	9,888
Stage one exposure [Member] | Credit Card [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,517	1,318
Stage one exposure [Member] | Credit Card [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,288	1,971
Stage one exposure [Member] | Credit Card [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,666	2,416
Stage one exposure [Member] | Credit Card [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,237	2,229
Stage one exposure [Member] | Credit Card [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	21	41
Stage one exposure [Member] | Credit Card [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,158	2,414
Stage one exposure [Member] | Total Non Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	461,145	447,753
Allowance for credit losses	212	478
Carrying value of loans net of ACL	460,933	447,275
Stage one exposure [Member] | Total Non Retail Loans [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	6,306	5,765
Stage one exposure [Member] | Total Non Retail Loans [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	296,842	288,337
Stage one exposure [Member] | Total Non Retail Loans [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	157,954	153,598
Stage one exposure [Member] | Total Non Retail Loans [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	43	53
Stage two exposure [Member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	17,666	13,062
Allowance for credit losses	276	302
Carrying value of loans net of ACL	17,390	12,760
Stage two exposure [Member] | Residential mortgages [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	5,610	1,892
Stage two exposure [Member] | Residential mortgages [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,768	1,495
Stage two exposure [Member] | Residential mortgages [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,690	2,071
Stage two exposure [Member] | Residential mortgages [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,284	3,435
Stage two exposure [Member] | Residential mortgages [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	643	596
Stage two exposure [Member] | Residential mortgages [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,671	3,573
Stage two exposure [Member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	6,686	11,286
Allowance for credit losses	1,071	1,471
Carrying value of loans net of ACL	5,615	9,815
Stage two exposure [Member] | Loans to consumers [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	168	499
Stage two exposure [Member] | Loans to consumers [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	574	1,793
Stage two exposure [Member] | Loans to consumers [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,127	2,779
Stage two exposure [Member] | Loans to consumers [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,307	2,964
Stage two exposure [Member] | Loans to consumers [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,157	1,367
Stage two exposure [Member] | Loans to consumers [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,353	1,884
Stage two exposure [Member] | Undrawn loan commitments retail [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments net of ACL	3,223	5,508
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	14	6
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	12	39
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	36	123
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	745	705
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	212	134
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	2,204	4,501
Stage two exposure [Member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	30,138	34,264
Allowance for credit losses	2,206	3,158
Carrying value of loans net of ACL	27,932	31,106
Stage two exposure [Member] | Total Retail Loans [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	5,868	2,417
Stage two exposure [Member] | Total Retail Loans [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,489	3,511
Stage two exposure [Member] | Total Retail Loans [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	5,019	5,366
Stage two exposure [Member] | Total Retail Loans [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	6,561	8,903
Stage two exposure [Member] | Total Retail Loans [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,521	2,940
Stage two exposure [Member] | Total Retail Loans [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	7,680	11,127
Stage two exposure [Member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	11,739	13,267
Allowance for credit losses	431	560
Carrying value of loans net of ACL	11,308	12,707
Stage two exposure [Member] | Business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	11	36
Stage two exposure [Member] | Business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	892	1,290
Stage two exposure [Member] | Business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	7,570	8,840
Stage two exposure [Member] | Business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,266	3,101
Stage two exposure [Member] | Undrawn loan commitments business and government [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	7,212	7,629
Allowance for credit losses	39	32
Carrying value of undrawn loan commitments net of ACL	7,173	7,597
Stage two exposure [Member] | Undrawn loan commitments business and government [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		309
Stage two exposure [Member] | Undrawn loan commitments business and government [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	1,266	1,280
Stage two exposure [Member] | Undrawn loan commitments business and government [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	3,786	4,336
Stage two exposure [Member] | Undrawn loan commitments business and government [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	2,160	1,704
Stage two exposure [Member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,563	4,408
Allowance for credit losses	859	1,385
Carrying value of loans net of ACL	1,704	3,023
Stage two exposure [Member] | Credit Card [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	76	20
Stage two exposure [Member] | Credit Card [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	135	184
Stage two exposure [Member] | Credit Card [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	166	393
Stage two exposure [Member] | Credit Card [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,225	1,799
Stage two exposure [Member] | Credit Card [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	509	843
Stage two exposure [Member] | Credit Card [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	452	1,169
Stage two exposure [Member] | Total Non Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	18,951	20,896
Allowance for credit losses	470	592
Carrying value of loans net of ACL	18,481	20,304
Stage two exposure [Member] | Total Non Retail Loans [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	11	345
Stage two exposure [Member] | Total Non Retail Loans [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,158	2,570
Stage two exposure [Member] | Total Non Retail Loans [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	11,356	13,176
Stage two exposure [Member] | Total Non Retail Loans [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	5,426	4,805
Stage three exposure [Member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,331	1,490
Allowance for credit losses	374	392
Carrying value of loans net of ACL	957	1,098
Stage three exposure [Member] | Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,331	1,490
Stage three exposure [Member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	833	1,032
Allowance for credit losses	626	820
Carrying value of loans net of ACL	207	212
Stage three exposure [Member] | Loans to consumers [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	833	1,032
Stage three exposure [Member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,164	2,522
Allowance for credit losses	1,000	1,212
Carrying value of loans net of ACL	1,164	1,310
Stage three exposure [Member] | Total Retail Loans [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,164	2,522
Stage three exposure [Member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,292	2,531
Allowance for credit losses	655	745
Carrying value of loans net of ACL	1,637	1,786
Stage three exposure [Member] | Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,292	2,531
Stage three exposure [Member] | Undrawn loan commitments business and government [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	102	161
Carrying value of undrawn loan commitments net of ACL	102	161
Stage three exposure [Member] | Undrawn loan commitments business and government [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	102	161
Stage three exposure [Member] | Total Non Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,394	2,692
Allowance for credit losses	655	745
Carrying value of loans net of ACL	1,739	1,947
Stage three exposure [Member] | Total Non Retail Loans [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	$ 2,394	$ 2,692